REVENUE - Change in Contract Balances (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Change In Contract With Customer Asset [Roll Forward]
Contract with customer, asset, net, beginning balance	$ 18,656
Payments received for services billed in prior period	(17,776)
Services provided and billed in current period	233,161
Payments received for services billed in current period	(207,261)
Contract with customer, asset, net, ending balance	26,780
Change In Contract With Customer Liability [Roll Forward]
Contract with customer, liability, beginning balance	(27,076)
Deferred commissioning period revenue	4,220
Contract with customer, liability, ending balance	$ (22,856)